Note 3 - Schedule of Business Acquisitions, by Acquisition (Details) $ in Thousands	May. 07, 2013 USD ($)
Campus Solutions [Member]
Accounts receivable	$ 770
Contingently returnable escrow receivable	136
Fixed assets	92
Intangible assets	25,850
Goodwill	20,402
Total assets acquired and fair value of consideration transferred	$ 47,250